COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease Term, Min			5 years
Lease Term, Max			10 years
Deferred Rent	$ 1,259,371		$ 1,259,371
Rent expense	$ 646,227	$ 364,276	$ 1,298,327	$ 702,321	$ 1,742,732	$ 667,590